Trade and other receivables - Summary (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Apr. 01, 2018 INR (₨)	Mar. 31, 2018 INR (₨)
Trade and other receivables
Trade receivables (net of allowance)		₨ 4,830,072		₨ 3,888,181
Receivable from other related parties		4,280		56,979
Refund and other receivable (net of allowance)		64,334		14,312
Total		4,898,686		3,959,472
Contract Assets		22,584	₨ 17,279	17,279
Total	$ 71,158	₨ 4,921,270		₨ 3,976,751